Other (Income)/Deductions - Net - Footnotes - Investments (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 24, 2013	Feb. 06, 2013
Investment Holdings [Line Items]
Available-for-sale securities, gross realized gains (losses), sale proceeds	$ 10,200,000,000	$ 15,200,000,000	$ 19,000,000,000
Equity method investment, other than temporary impairment			55,000,000
Equity Securities [Member]
Investment Holdings [Line Items]
Available-for-sale securities, gross realized gains	76,000,000	87,000,000	2,000,000
Debt Securities [Member]
Investment Holdings [Line Items]
Available-for-sale securities, gross realized gains	138,000,000	442,000,000	212,000,000
Available-for-sale securities, gross realized losses	436,000,000	310,000,000	535,000,000
Private Equity Funds [Member]
Investment Holdings [Line Items]
Gain on sale of investments	39,000,000
Zoetis [Member]
Investment Holdings [Line Items]
Percentage offered in IPO				80.20%
Zoetis [Member] | Subsidiaries [Member] | IPO [Member]
Investment Holdings [Line Items]
Percentage offered in IPO					19.80%
Certain Private Company Investments [Member]
Investment Holdings [Line Items]
Equity method investment, other than temporary impairment		43,000,000
Laboratorio Teuto Brasilero [Member]
Investment Holdings [Line Items]
Equity method investment, other than temporary impairment	56,000,000	32,000,000
Equity method investment, recognized gain (loss)		(223,000,000)
Laboratorio Teuto Brasilero [Member] | Other Nonoperating Income (Expense) [Member]
Investment Holdings [Line Items]
Equity method investment, other than temporary impairment	56,000,000	32,000,000
Equity method investment, recognized gain (loss)	55,000,000	(223,000,000)
ViiV Healthcare Limited [Member] | Other Nonoperating Income (Expense) [Member]
Investment Holdings [Line Items]
Gain (loss) in increase (reduction) of interest in subsidiary or equity method investment	(30,000,000)	(32,000,000)	44,000,000
Various Product Rights, Including In-Licensed Generic Sterile Injectibles Portfolio [Member]
Investment Holdings [Line Items]
Gain on sale of investments		170,000,000
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Debt Securities [Member]
Investment Holdings [Line Items]
Gain (loss) on derivative instruments, net, pretax	$ 323,000,000	$ (137,000,000)	$ 351,000,000